Recent Developments	3 Months Ended
Mar. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Announcements made after March 31, 2011:

Restructuring of ESOP and Economic Empowerment Transaction

On April 14, 2011, AngloGold Ashanti Limited, the National Union of Mineworkers (NUM), Solidarity, The Union (UASA), Izingwe Holdings (Proprietary) Limited and the Bokamoso ESOP Board of Trustees announced the restructuring of the empowerment transactions concluded respectively between the Company and the unions, and the Company and Izingwe in 2006.

This restructuring was motivated by the fact that share price performance since the onset of the 2008 global financial crisis led to a situation where the first two tranches of E shares (otherwise known to participants as loan shares), which operate essentially as share appreciation rights, vested and lapsed at no additional value to Bokamoso ESOP beneficiaries and Izingwe.

In order to remedy this situation in a manner that would ensure an element of value accruing to participants, though at a reasonable incremental cost to AngloGold Ashanti shareholders, the scheme will be restructured as follows:

All lapsed loan shares that vested without value will be reinstated;

The strike (base) price will be fixed at R320 per share for the Bokamoso ESOP and R330 for Izingwe;

The notional interest charge will fall away;

As before, 50 percent of any dividends declared will be used to reduce the strike price;

As before, the remaining 50 percent is paid directly to participants under the empowerment transaction; and

The life span of the scheme will be extended by an additional one year, the last vesting being in 2014, instead of 2013. A minimum payout on vesting of the E shares has been set at R40 each and a maximum payout of R70 each per E Share for Izingwe and R90 each for members of the Bokamoso ESOP (i.e. employees), plus the impact of the 50 percent of dividend flow. While the floor price provides certainty to all beneficiaries of the empowerment transactions, the creation of a ceiling serves to limit the cost to AngloGold Ashanti and its shareholders.

The total incremental accounting cost to the Company of this transaction will be approximately $18 million of which $12 million will be recorded in subsequent quarters in 2011.